Amount Due from / to Related Parties and Shareholders	12 Months Ended
Dec. 31, 2025
Amount Due from / to Related Parties and Shareholders [Abstract]
AMOUNT DUE FROM / TO RELATED PARTIES AND SHAREHOLDERS
23	AMOUNT DUE FROM / TO RELATED PARTIES AND SHAREHOLDERS

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

Gulf DTH FZ LLC and Anghami are related parties under common control of Panther Media Group Limited, which indirectly owns both Gulf DTH LDC and Anghami Holding Company Limited. Accordingly, transactions between the two are considered related party transactions which are conducted on an arm’s length basis.

23.1	Related party balances

Due from related parties:

	2025	2024
	USD	USD
(a) Affiliated companies:
Emirates Integrated Telecommunications Company PJSC	-	86,771
Etihad Etisalat Company PJSC	-	224,728
	-	311,499

(b) Due from related parties
Gulf DTH FZ LLC	-	526,802
	-	838,301

Due to shareholders and related parties:

	2025	2024
	USD	USD
(a) Due to shareholders
Edgard Maroun	147,462	371,423
Elias Habib	195,871	295,542
	343,333	666,965
(b) Due to related parties
Gulf DTH FZ LLC	50,253,467	18,418,166
	50,596,800	19,085,131

The amounts due to shareholders are unsecured, interest-free and have no fixed repayment terms.

The amounts due to related parties, including Gulf DTH FZ LLC, are unsecured, interest-free and are repayable within 30 days from the reporting date in accordance with agreed terms.

(c) Convertible notes: Convertible notes from OSN Streaming Ltd. is disclosed in note 25 to the consolidated financial statements.

23.2	Related party transactions

Significant transactions with related parties included in the consolidated statement of comprehensive loss are as follows:

	2025	2024
	USD	USD

Interest on convertible notes (note 25)	(4,897,486)	(47,667)
Content recharge from Gulf DTH FZ LLC (cost of revenue)	(85,087,417)	(62,899,210)
Marketing recharge from Gulf DTH FZ LLC (selling and marketing expenses)	(531,302)	(371,296)
Shared resources recharge from Gulf DTH FZ LLC (general and administrative expenses)	(2,445,009)	(1,789,558)
Revenue from Gulf DTH FZ LLC (revenue)	4,928,557	9,252,067
Shared resources Recharge to Gulf DTH FZ LLC (general and administrative expenses)	298,133	244,598
Revenues from Emirates Integrated Telecommunications Company PJSC and Etihad Etisalat Company PJSC	-	1,804,473
Fees paid to Emirates Integrated Telecommunications Company PJSC and Etihad Etisalat Company PJSC (cost of revenue)	-	(308,343)

23.3	Compensation of key management personnel of the Group

	2025	2024
	USD	USD

Short term employee benefits	1,464,497	1,352,815
Post-employment pension and medical benefits	69,786	23,071
Total compensation of key management personnel of the Group	1,534,283	1,375,886